Revenue Recognition (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Revenue from Contract with Customer [Abstract]
Summary Of Disaggregation Of Revenue By Major Source
Disaggregation of Revenue
The following table provides disaggregated detail of the Company’s revenue by major source for the three and six months ended June 30, 2021 and 2020:

	Three Months Ended June 30,		Six Months Ended June 30,
(Amounts in thousands)	2021	2020	2021	2020
ASC 606 membership and service revenue	$341,592	$638,640	$701,202	$1,483,304
ASC 842 rental and service revenue	223,572	187,291	443,226	303,717

Total membership and service revenue	565,164	825,931	1,144,428	1,787,021
Other revenue	28,314	55,803	46,903	151,596

Total revenue	$593,478	$881,734	$1,191,331	$1,938,617

The following table provides disaggregated detail of the Company’s revenue by major source for the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31,
(Amounts in thousands)	2020	2019	2018
ASC 606 membership and service revenue (1)	$2,418,259	$2,700,540	$1,697,336
ASC 842 rental and service revenue	715,019	358,154	N/M

Total membership and service revenue	3,133,278	3,058,694	1,697,336
Other revenue	282,587	399,899	124,415

Total revenue	$3,415,865	$3,458,593	$1,821,751

N/M - During the year ended December 31, 2018, the revenue recognized from membership contracts accounted for as leases in accordance with ASC 840 were not material and are included with the ASC 606 membership and service revenue above.

(1)	Revenue for the year ended December 31, 2018 was recognized in accordance with ASC 605, Revenue Recognition .

Schedule Of Information About Contract Assets And Deferred Revenue From Contracts With Customers
Contract Balances
The following table provides information about contract assets and deferred revenue from contracts with customers recognized in accordance with ASC 606:

(Amounts in thousands)	June 30, 2021	December 31, 2020
Contract assets (included in accounts receivable and accrued revenue, net)	$19,894	$36,284
Contract assets (included in other current assets)	$8,467	$13,111
Contract assets (included in other assets)	$14,679	$22,300
Deferred revenue	$(56,439)	$(74,645)

The following table provides information about contract assets and deferred revenue from contracts with customers recognized in accordance with ASC 606:

	December 31,
(Amounts in thousands)	2020	2019
Contract assets (included in accounts receivable and accrued revenue, net)	$36,284	$73,056
Contract assets (included in other current assets)	$13,111	$16,678
Contract assets (included in other assets)	$22,300	$14,861
Deferred revenue	$(74,645)	$(139,820)

Schedule Of Future Minimum Lease Cash Flows To Be Received Under ASC 842
Approximate future minimum lease cash flows to be received over the next five years and thereafter for non-cancelable
membership agreements accounted for as leases in accordance with ASC 842 in effect at June 30, 2021 are as follows:

(Amounts in thousands)	ASC 842 Revenue
2021	$308,654
2022	446,769
2023	288,467
2024	146,649
2025	69,171
2026 and beyond	41,743

Total	$1,301,453

Approximate future minimum lease cash flows to be received over the next five years and thereafter for non-cancelable
membership agreements accounted for as leases in accordance with ASC 842 in effect at December 31, 2020 are as follows:

(Amounts in thousands)	ASC 842 Revenue
2021	$626,292
2022	365,408
2023	210,101
2024	128,612
2025	65,563
2026 and beyond	75,371

Total	$1,471,347